Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)
Changes in the accumulated other comprehensive income (loss) balance by component (net of tax) are as follows:

(In millions)	Pension and Other Post-Employment Benefits	Foreign Currency Items	Unrealized Losses from Currency Translation Adjustments on Terminated Net Investment Hedges	Accumulated Other Comprehensive Income (Loss)
Balance as of January 1, 2020	$(118)	$(52)	$(19)	$(189)
Other comprehensive income (loss) before reclassification	(15)	(19)	—	(34)
Amounts reclassified from accumulated other comprehensive income (loss)	11	—	—	11
Balance as of December 31, 2020	$(122)	$(71)	$(19)	$(212)

(In millions)	Pension and Other Post-Employment Benefits	Foreign Currency Items	Unrealized Losses from Currency Translation Adjustments on Terminated Net Investment Hedges	Accumulated Other Comprehensive Income (Loss)
Balance as of January 1, 2019	$(115)	$(58)	$(19)	$(192)
Other comprehensive income (loss) before reclassification	(12)	6	—	(6)
Amounts reclassified from accumulated other comprehensive income (loss)	9	—	—	9
Balance as of December 31, 2019	$(118)	$(52)	$(19)	$(189)